Research and development - Disclosure of detailed information about research and development expense (Details) - CAD ($)	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020
Research And Development [Line Items]
Net research and development expenses	$ 414,005	$ 721,851
Research and development [Member]
Research And Development [Line Items]
Salaries and benefits	1,602,709	1,317,920
Laboratory operation	305,135	290,336
Amortization of property and equipment	225,180	72,187
Rent	108,346	87,720
Analyses and testing	62,874	55,740
Travel and meals	0	16,554
Gross research and development expenses	2,304,244	1,840,457
Allocated to deferred development costs	(1,163,856)	(655,132)
Allocated to inventory production	(726,383)	(463,474)
Net research and development expenses	$ 414,005	$ 721,851